Consolidated Statements of Income (Loss) (USD $) In Thousands, except Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Interest income
Loans, including fees	$ 20,260	$ 19,710	$ 18,767
Federal funds sold	107	41	60
Taxable investment securities	1,567	1,365	1,167
Tax-exempt investment securities	642	533	107
Interest on deposits at banks	66	19	1
Total interest income	22,642	21,668	20,102
Interest expense
Money market, NOW and savings deposits	408	353	997
Time deposits	5,869	7,968	8,819
Short-term borrowings	9	25	228
Long-term borrowings	563	565	427
Subordinated debt	758	379
Total interest expense	7,607	9,290	10,471
Net interest income	15,035	12,378	9,631
Provision for loan losses	17,005	3,272	2,544
Net interest income (loss) after provision for loan losses	(1,970)	9,106	7,087
Noninterest income
Service charges on deposit accounts	66	38	13
Gain on sale of securities available-for-sale	19	349
Other than temporary securities impairment loss		(698)
Other noninterest income	45	18	13
Total noninterest income (loss)	130	(293)	26
Noninterest expense
Salaries and employee benefits	6,442	4,723	4,757
Occupancy and equipment	916	820	720
Advertising and promotion	287	236	335
Legal and professional fees	445	212	229
Deposit charges and FDIC insurance	728	965	191
Data processing and outside service fees	411	395	350
Director fees	392
Other real estate owned expense	411	161	5
Other noninterest expense	1,025	485	512
Total noninterest expense	11,057	7,997	7,099
Income (loss) before income taxes	(12,897)	816	14
Income tax expense (benefit)	(5,038)	239	(1,532)
Net income (loss)	$ (7,859)	$ 577	$ 1,546
Basic earnings (loss) per common share (in Dollars per share)	$ (0.58)	$ 0.12	$ 0.31
Diluted earnings (loss) per common share (in Dollars per share)	$ (0.58)	$ 0.12	$ 0.31
Weighted-average common shares outstanding
Basic (in Shares)	13,558,221,000	4,951,098,000	4,951,098,000
Diluted (in Shares)	13,558,221,000	4,951,098,000	5,000,933,000